ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 11,053	$ 6,494	$ 5,789
Other comprehensive income (loss)		72	(198)	(388)
Ownership changes	[1]	2	(419)	1,780
Ending balance		11,337	11,053	6,494
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		2,116	1,548	1,452
Other comprehensive income (loss)		36	(32)	(73)
Ownership changes	[1]	(57)	10	111
Ending balance		$ 1,928	$ 2,116	$ 1,548
Number of shares issued (in shares)		79,031,984	80,890,655	66,185,798
Equity attributable to owners of parent and special limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)		8
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (169)	$ (182)	$ (111)
Other comprehensive income (loss)		25	13	(71)
Ownership changes		0		0
Ending balance		(144)	(169)	(182)
Foreign currency translation | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(221)	(232)	(165)
Other comprehensive income (loss)		22	11	(67)
Ownership changes		0		0
Ending balance		(199)	(221)	(232)
FVOCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		11	9	6
Other comprehensive income (loss)		39	2	3
Ownership changes		2		0
Ending balance		52	11	9
FVOCI | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		9	7	4
Other comprehensive income (loss)		34	2	3
Ownership changes		2		0
Ending balance		45	9	7
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(60)	(13)	(7)
Other comprehensive income (loss)		(28)	(47)	(5)
Ownership changes		0		(1)
Ending balance		(88)	(60)	(13)
Other | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(52)	(10)	(4)
Other comprehensive income (loss)		(25)	(42)	(5)
Ownership changes		0		(1)
Ending balance		(77)	(52)	(10)
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]	(218)	(186)	(112)
Other comprehensive income (loss)	[2]	36	(32)	(73)
Ownership changes	[1],[2]	2		(1)
Ending balance	[2]	(180)	(218)	(186)
Accumulated other comprehensive income (loss) | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(264)	(235)	(165)
Other comprehensive income (loss)		31	(29)	(69)
Ownership changes		2		(1)
Ending balance		$ (231)	$ (264)	$ (235)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 20 for additional information.